Consolidated Balance Sheets (Parentheticals) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Including amounts of the consolidated VIEs (in Dollars and Yuan Renminbi)	¥ 265,773	¥ 183,639
Preferred share, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.0001	¥ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	140,000,000	140,000,000
Ordinary shares, shares issued	13,567,793	8,267,793
Ordinary shares, shares outstanding	13,567,793	8,267,793